Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table shows the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”)and certain financial performance of the Company during the fiscal years ended December 31, 2024, 2023, and 2022.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net (Loss) Income (in millions)(6)
2024	$951,975	$677,287	$580,626	$482,376	$2.05	($66.717)
2023	$1,448,051	$798,228	$749,034	$549,522	$3.24	($64.813)
2022	$3,085,722	($9,499,962)	$1,330,842	($2,292,004)	$5.48	($285.415)

(1)
Mr. Toler was our PEO for each of 2024, 2023, and 2022. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Toler for each corresponding year in the “Total” column of the Summary Compensation Table. The Summary Compensation Table for the years ended December 31, 2024 and 2023 can be found under “Executive Officer and Director Compensation” above. The Summary Compensation Table for the year ended December 31, 2022 can be found in our proxy statement filed with the SEC on April 17, 2024.

(2)
The dollar amounts reported in this column represent the CAP to Mr. Toler, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toler during the applicable year.

In accordance with SEC rules, the following adjustments were made to Mr.  Toler’s total compensation for each year to determine CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2024	$951,975	($300,010)	$25,322	$677,287
2023	$1,448,051	($750,002)	$100,179	$798,228
2022	$3,085,722	($2,373,561)	($10,212,123)	($9,499,962)

(i)
The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$58,006	($7,314)	$0	($25,370)	($0)	$0	$25,322
2023	$119,792	($47,502)	$86,566	($33,197)	($25,480)	$0	$100,179
2022	$207,720	($4,494,860)	$499,997	($6,424,980)	$0	$0	($10,212,123)

(3)
The dollar amounts reported this column represent the average of the amounts reported for the Company’s non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are B. John Lindeman and Mark Parker.

(4)
The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Toler) during the applicable year.

In accordance with the SEC rules, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$580,626	($100,629)	$2,379	$482,376
2023	$749,034	($181,939)	($17,573)	$549,522
2022	$1,330,842	($870,411)	($2,752,435)	($2,292,004)

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Average Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$19,459	($9,848)	$0	($7,232)	$0	$0	$2,379
2023	$36,435	($30,928)	$0	($14,533)	($8,547)	$0	($17,573)
2022	$91,298	($1,844,693)	$153,953	($1,152,993)	$0	$0	($2,752,435)

(5)
The cumulative total shareholder return (“TSR”) amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Mr. Toler was our PEO for each of 2024, 2023, and 2022. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Toler for each corresponding year in the “Total” column of the Summary Compensation Table. The Summary Compensation Table for the years ended December 31, 2024 and 2023 can be found under “Executive Officer and Director Compensation” above. The Summary Compensation Table for the year ended December 31, 2022 can be found in our proxy statement filed with the SEC on April 17, 2024.

(3)
The dollar amounts reported this column represent the average of the amounts reported for the Company’s non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are B. John Lindeman and Mark Parker.

PEO Total Compensation Amount	$ 951,975	$ 1,448,051	$ 3,085,722
PEO Actually Paid Compensation Amount	$ 677,287	798,228	(9,499,962)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the CAP to Mr. Toler, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toler during the applicable year.

In accordance with SEC rules, the following adjustments were made to Mr.  Toler’s total compensation for each year to determine CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2024	$951,975	($300,010)	$25,322	$677,287
2023	$1,448,051	($750,002)	$100,179	$798,228
2022	$3,085,722	($2,373,561)	($10,212,123)	($9,499,962)

(i)
The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$58,006	($7,314)	$0	($25,370)	($0)	$0	$25,322
2023	$119,792	($47,502)	$86,566	($33,197)	($25,480)	$0	$100,179
2022	$207,720	($4,494,860)	$499,997	($6,424,980)	$0	$0	($10,212,123)

Non-PEO NEO Average Total Compensation Amount	$ 580,626	749,034	1,330,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 482,376	549,522	(2,292,004)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Toler) during the applicable year.

In accordance with the SEC rules, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$580,626	($100,629)	$2,379	$482,376
2023	$749,034	($181,939)	($17,573)	$549,522
2022	$1,330,842	($870,411)	($2,752,435)	($2,292,004)

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Average Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$19,459	($9,848)	$0	($7,232)	$0	$0	$2,379
2023	$36,435	($30,928)	$0	($14,533)	($8,547)	$0	($17,573)
2022	$91,298	($1,844,693)	$153,953	($1,152,993)	$0	$0	($2,752,435)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.05	3.24	5.48
Net Income (Loss)	$ (66,717,000)	$ (64,813,000)	$ (285,415,000)
PEO Name	Mr. Toler	Mr. Toler	Mr. Toler
Equity Awards Adjustments, Footnote
(ii)
The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$58,006	($7,314)	$0	($25,370)	($0)	$0	$25,322
2023	$119,792	($47,502)	$86,566	($33,197)	($25,480)	$0	$100,179
2022	$207,720	($4,494,860)	$499,997	($6,424,980)	$0	$0	($10,212,123)

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested as of Year End	Average Change in Fair Value of Prior Year Equity Awards Outstanding and Unvested as of Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Year not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2024	$19,459	($9,848)	$0	($7,232)	$0	$0	$2,379
2023	$36,435	($30,928)	$0	($14,533)	($8,547)	$0	($17,573)
2022	$91,298	($1,844,693)	$153,953	($1,152,993)	$0	$0	($2,752,435)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (300,010)	$ (750,002)	$ (2,373,561)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,322	100,179	(10,212,123)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,006	119,792	207,720
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,314)	(47,502)	(4,494,860)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	86,566	499,997
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,370)	(33,197)	(6,424,980)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(25,480)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,629)	(181,939)	(870,411)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379	(17,573)	(2,752,435)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,459	36,435	91,298
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,848)	(30,928)	(1,844,693)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	153,953
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,232)	(14,533)	(1,152,993)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,547)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0